Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 101 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
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Telephone Number (515) 248-3842
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Copy to:
MICHAEL D. ROUGHTON		JOHN W. BLOUCH, Esq.
The Principal Financial Group		Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392		1500 K Street, N.W.
Washington, DC 20005-1209

(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)
XX___	immediately upon filing pursuant to paragraph (b) of Rule 485
______	on (date), pursuant to paragraph (b) of Rule 485
______	60 days after filing pursuant to paragraph (a)(1) of Rule 485
______	on (date) pursuant to paragraph (a)(1) of Rule 485
______	75 days after filing pursuant to paragraph (a)(2) of Rule 485
______	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)
______	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This filing relates only to the Series in the Registrant's Class A, Class P, and Institutional Class shares prospectuses dated June 6, 2011 (as filed on June 2, 2011), and is filed for the purpose of submitting interactive data files.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the
Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Des Moines and State of Iowa, on the 13th day of June, 2011.

Principal Funds, Inc.
(Registrant)

/s/ N. M. Everett
________________________________________________
N. M. Everett
President, Chief Executive Officer
and Director

Attest:

/s/ Beth Wilson
________________________________________________
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

________________________________________________	Chairman of the Board	June 13, 2011
R. C. Eucher

/s/ N. M. Everett
________________________________________________	President, Chief Executive	June 13, 2011
N. M. Everett	Officer and Director (Principal
Executive Officer)

/s/ L. A. Rasmussen
________________________________________________	Vice President, Controller	June 13, 2011
L. A. Rasmussen	and Chief Financial Officer
(Principal Financial
Officer and Controller)

/s/ M. J. Beer
________________________________________________	Executive Vice President	June 13, 2011
M. J. Beer

(E. Ballantine)*
________________________________________________	Director	June 13, 2011
E. Ballantine

(K. Blake)*
________________________________________________	Director	June 13, 2011
K. Blake

(C. Damos)*
________________________________________________	Director	June 13, 2011
C. Damos

(R. W. Gilbert)*
________________________________________________	Director	June 13, 2011
R. W. Gilbert

(M. A. Grimmett)*
________________________________________________	Director	June 13, 2011
M. A. Grimmett

(F. S. Hirsch)*
________________________________________________	Director	June 13, 2011
F. S. Hirsch

(W. C. Kimball)*
________________________________________________	Director	June 13, 2011
W. C. Kimball

(B. A. Lukavsky)*
________________________________________________	Director	June 13, 2011
B. A. Lukavsky

(W. G. Papesh)*
________________________________________________	Director	June 13, 2011
W. G. Papesh

(D. Pavelich)*
________________________________________________	Director	June 13, 2011
D. Pavelich

/s/ M. J. Beer
*By	________________________________________________
M. J. Beer
Executive Vice President

* Pursuant to Powers of Attorney
Previously filed on December 12, 2008

Exhibit No.	Exhibits
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document